Subsequent Events - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	Apr. 20, 2016	Mar. 22, 2016	Mar. 21, 2016	Nov. 18, 2015	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2015
Private Placement [Member]
Subsequent Event [Line Items]
Number of fully vested shares issued				2,304,430
Purchase price per share				$ 17.1409
Proceeds from sale of common stock				$ 39,500,000
Reverse Stock Split [Member]
Subsequent Event [Line Items]
Reverse stock split ratio							A 1 for 15 reverse stock split on its issued and outstanding common stock.
Eiccose Purchase Agreement [Member]
Subsequent Event [Line Items]
Share based compensation issued and outstanding shares percentage					1.75%
Exendin Purchase Agreement [Member]
Subsequent Event [Line Items]
Share based compensation issued and outstanding shares percentage						1.00%
Options to purchase common stock						46,134
Options to purchase of common stock exercise price						$ 2.06
Scenario, Forecast [Member] | BMS Transaction [Member] | Common Stock [Member] | BMS Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of fully vested shares issued	157,587
Purchase price per share	$ 19.04
Proceeds from sale of common stock	$ 3,000,000
Scenario, Forecast [Member] | Licensing Agreements [Member] | BMS Transaction [Member]
Subsequent Event [Line Items]
Upfront payment	2,000,000
Scenario, Forecast [Member] | Licensing Agreements [Member] | BMS Transaction [Member] | Research and Development [Member]
Subsequent Event [Line Items]
Milestone payment obligations	61,000,000
Scenario, Forecast [Member] | Licensing Agreements [Member] | BMS Transaction [Member] | Sales [Member] | Maximum [Member]
Subsequent Event [Line Items]
Milestone payment obligations	128,000,000
Scenario, Forecast [Member] | Licensing Agreements [Member] | BMS Transaction [Member] | Common Stock [Member]
Subsequent Event [Line Items]
New shares issued during period, value upfront payment	$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			Fifteen-for-one
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock		$ 39,500,000
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of fully vested shares issued		2,304,430
Purchase price per share		$ 17.14
Subsequent Event [Member] | Reverse Stock Split [Member]
Subsequent Event [Line Items]
Common stock exchange price per share		$ 0.0875219	$ 0.09
Subsequent Event [Member] | Eiccose Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of fully vested shares issued		96,300
Share based compensation issued and outstanding shares percentage		1.75%
Subsequent Event [Member] | Convertible Debt [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock		$ 6,000,000
Subsequent Event [Member] | Exendin Purchase Agreement [Member]
Subsequent Event [Line Items]
Options to purchase common stock		48,544
Options to purchase of common stock exercise price		$ 17.25